Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Capital management [Abstract]
Disclosure of capital structure [Table Text Block]
	December 31, 2025	December 31, 2024
Equity attributable to owners of the Company	$130,355	$164,818
Debt	107,066	92,280
	$237,421	$257,098